Condensed Consolidated Statements of Stockholder's Equity (Unaudited) - USD ($)	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Noncontrolling Interest [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020						$ 10	$ (10)		$ 2,271,431	$ 2,271,431
Balance, shares at Dec. 31, 2020						10,000
Net income									(29,007)	(29,007)
Balance at Mar. 31, 2021						$ 10	(10)		2,242,424	2,242,424
Balance, shares at Mar. 31, 2021						10,000
Balance at Dec. 31, 2020						$ 10	(10)		2,271,431	2,271,431
Balance, shares at Dec. 31, 2020						10,000
Net income										576,919
Balance at Sep. 30, 2021						$ 10	(10)		2,848,350	2,848,350
Balance, shares at Sep. 30, 2021						10,000
Balance at Mar. 31, 2021						$ 10	(10)		2,242,424	2,242,424
Balance, shares at Mar. 31, 2021						10,000
Net income									(1,177)	(1,177)
Balance at Jun. 30, 2021						$ 10	(10)		2,241,247	2,241,247
Balance, shares at Jun. 30, 2021						10,000
Net income									607,103	607,103
Balance at Sep. 30, 2021						$ 10	(10)		2,848,350	2,848,350
Balance, shares at Sep. 30, 2021						10,000
Balance at Sep. 20, 2021
Balance, shares at Sep. 20, 2021
Issuance of common stock to investors	$ 10	(10)
Issuance of common stock to investors, shares	10,000
Net income			(128,860)	(514,373)	(643,233)
Balance at Dec. 31, 2021	$ 10	(10)	(128,860)	(514,373)	(643,233)	$ 10	(10)	(128,860)	2,300,212	2,171,352
Balance, shares at Dec. 31, 2021	10,000					10,000
Net income								(126,754)	(1,010,390)	(1,137,144)
Balance at Mar. 31, 2022						$ 10	(10)	(255,614)	1,289,822	1,034,208
Balance, shares at Mar. 31, 2022						10,000
Balance at Dec. 31, 2021	$ 10	$ (10)	$ (128,860)	$ (514,373)	$ (643,233)	$ 10	(10)	(128,860)	2,300,212	2,171,352
Balance, shares at Dec. 31, 2021	10,000					10,000
Net income										(39,445,633)
Balance at Sep. 30, 2022						$ 31,680	43,255,664	(316,509)	(36,957,772)	6,013,063
Balance, shares at Sep. 30, 2022						31,680,085
Balance at Mar. 31, 2022						$ 10	(10)	(255,614)	1,289,822	1,034,208
Balance, shares at Mar. 31, 2022						10,000
Issuance of common stock to investors						$ 1,500	11,998,500			12,000,000
Issuance of common stock to investors, shares						1,500,000
Net income								(92,308)	(3,364,449)	(3,456,757)
Exercise of warrants						1,500	(500)			1,000
Exercise of warrants, shares						1,499,923
Issuance of common stock to shareholders upon distribution from Vinco Ventures, Inc.						$ 18,805	(18,805)
Issuance of common stock to shareholders upon distribution from Vinco Ventures, Inc. shares						18,805,243
Issuance of warrants to noteholders and placement agent							3,905,548			3,905,548
Offering costs							(960,000)			(960,000)
Share-based compensation							609,000			609,000
Balance at Jun. 30, 2022						$ 21,815	15,533,733	(347,922)	(2,074,627)	13,132,999
Balance, shares at Jun. 30, 2022						21,815,166
Net income								31,413	(34,883,145)	(34,851,732)
Exercise of warrants						7,952	200			8,152
Exercise of warrants, shares						7,952,419
Issuance of warrants to noteholders and placement agent							25,318,519			25,318,519
Share-based compensation							815,125			815,125
Issuance of common stock to vendors						$ 413	(413)
Issuance of common stock to vendors, shares						412,500
Issuance of common stock to note holders						$ 1,500	1,588,500			1,590,000
Issuance of common stock to note holders, shares						1,500,000
Balance at Sep. 30, 2022						$ 31,680	$ 43,255,664	$ (316,509)	$ (36,957,772)	$ 6,013,063
Balance, shares at Sep. 30, 2022						31,680,085